Earnings per share - Summary (Details) - GBP (£) £ / shares in Units, £ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit attributable to ordinary equity holders of the parent	£ 6,375	£ 1,526	£ 2,461
Basic weighted average number of shares in issue (in shares)	16,985	17,300	17,200
Number of potential ordinary shares (in shares)	435	368	282
Diluted weighted average number of shares (in shares)	17,420	17,668	17,482
Basic earnings per ordinary share (in GBP per share)	£ 0.375	£ 0.088	£ 0.143
Diluted earnings per ordinary share (in GBP per share)	£ 0.366	£ 0.086	£ 0.141